Form N-1A Cover	Sep. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2026
Prospectus Date	Sep. 30, 2026